Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment reporting
Total revenues	$ 94,760	$ 85,518	$ 83,337	$ 53,734	$ 105,250	$ 54,165	$ 48,509	$ 33,084	$ 317,349	$ 241,008	$ 144,272
Other income									2,642	7,493	2,294
Interest expense									(2,537)	(6,978)	(16,954)
Expenses related to early repayment of debt		5,100					17,000		(5,105)	(16,984)
Income (loss) from continuing operations before income taxes									20,776	(4,305)	(54,453)
Total assets	685,486				347,262				685,486	347,262
Corporate and unallocated
Segment reporting
Total assets	343,404				107,054				343,404	107,054
Homebuilding | Operating segments
Segment reporting
Total revenues									214,016	146,926	57,101
Operating earnings (loss)									24,700	14,011	(34,789)
Total assets	283,386				186,786				283,386	186,786
Real Estate Services | Operating segments
Segment reporting
Total revenues									80,096	73,070	68,185
Operating earnings (loss)									3,124	1,395	(24)
Total assets	17,723				15,056				17,723	15,056
Amenities | Operating segments
Segment reporting
Total revenues									23,237	21,012	18,986
Operating earnings (loss)									(2,048)	(3,242)	(4,980)
Total assets	$ 40,973				$ 38,366				$ 40,973	$ 38,366